Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Financial Information

NOTE 18 — CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On May 3, 2018, and in connection with the Separation, Apergy completed the issuance of $300 million of senior notes, the payment obligations of which are fully and unconditionally guaranteed by certain 100-percent-owned subsidiaries of Apergy on a joint and several basis. The following financial information presents the results of operations, financial position and cash flows for:

•	Apergy Corporation (issuer)

•	100-percent-owned guarantor subsidiaries

•	All other non-guarantor subsidiaries

•	Adjustments necessary to present Apergy results on a consolidated basis.

This condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes.

	Three Months Ended September 30, 2018
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Product revenue	$—	$250,549	$32,553	$—	$283,102
Service revenue	—	13,757	6,714	—	20,471
Lease and other revenue	—	12,531	364	—	12,895
Related party revenue	—	5,944	4,853	(10,797)	—

Total revenue	—	282,781	44,484	(10,797)	316,468
Cost of goods and services	—	175,718	37,899	(10,883)	202,734

Gross profit	—	107,063	6,585	86	113,734
Selling, general and administrative expense	87	63,470	5,465	—	69,022
Interest expense, net	10,491	84	9	—	10,584
Other expense (income), net	—	(524)	1,434	—	910

Income (loss) before income taxes and equity in earnings of affiliates	(10,578)	44,033	(323)	86	33,218
Provision for (benefit from) income taxes	(2,575)	8,744	1,536	18	7,723

Income (loss) before equity in earnings of affiliates	(8,003)	35,289	(1,859)	68	25,495
Equity in earnings of affiliates	33,266	5,344	12,604	(51,214)	—

Net income	25,263	40,633	10,745	(51,146)	25,495
Net income attributable to noncontrolling interest	—	—	232	—	232

Net income attributable to Apergy	$25,263	$40,633	$10,513	$(51,146)	$25,263

Comprehensive income attributable to Apergy	$25,187	$39,904	$11,166	$(51,070)	$25,187

	Three Months Ended September 30, 2017
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Product revenue	$—	$203,623	$32,225	$—	$235,848
Service revenue	—	9,419	6,729	—	16,148
Lease and other revenue	—	6,296	351	—	6,647
Related party revenue	—	7,656	3,232	(10,877)	11

Total revenue	—	226,994	42,537	(10,877)	258,654
Cost of goods and services	—	148,389	36,261	(10,770)	173,880

Gross profit	—	78,605	6,276	(107)	84,774
Selling, general and administrative expense	—	50,448	4,380	—	54,828
Interest expense, net	—	78	1	—	79
Other expense, net	—	2,816	124	1	2,941

Income before income taxes and equity in earnings of affiliates	—	25,263	1,771	(108)	26,926
Provision for income taxes	—	7,938	340	(37)	8,241

Income before equity in earnings of affiliates	—	17,325	1,431	(71)	18,685
Equity in earnings of affiliates	18,421	2,435	3,006	(23,862)	—

Net income	18,421	19,760	4,437	(23,933)	18,685
Net income attributable to noncontrolling interest	—	—	264	—	264

Net income attributable to Apergy	$18,421	$19,760	$4,173	$(23,933)	$18,421

Comprehensive income attributable to Apergy	$23,791	$20,195	$9,108	$(29,303)	$23,791

	Nine Months Ended September 30, 2018
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Product revenue	$—	$714,226	$94,084	$—	$808,310
Service revenue	—	42,344	19,670	—	62,014
Lease and other revenue	—	34,855	1,139	—	35,994
Related party revenue	—	18,598	13,565	(32,163)	—

Total revenue	—	810,023	128,458	(32,163)	906,318
Cost of goods and services	—	515,005	111,142	(31,542)	594,605

Gross profit	—	295,018	17,316	(621)	311,713
Selling, general and administrative expense	1,588	176,733	16,247	—	194,568
Interest expense, net	16,494	288	32	(1)	16,813
Other expense, net	—	1,872	1,851	1	3,724

Income (loss) before income taxes and equity in earnings of affiliates	(18,082)	116,125	(814)	(621)	96,608
Provision for (benefit from) income taxes	(4,217)	24,076	4,595	(130)	24,324

Income (loss) before equity in earnings of affiliates	(13,865)	92,049	(5,409)	(491)	72,284
Equity in earnings of affiliates	85,854	18,811	37,568	(142,233)	—

Net income	71,989	110,860	32,159	(142,724)	72,284
Net income attributable to noncontrolling interest	—	—	295	—	295

Net income attributable to Apergy	$71,989	$110,860	$31,864	$(142,724)	$71,989

Comprehensive income attributable to Apergy	$63,613	$110,214	$24,134	$(134,348)	$63,613

	Nine Months Ended September 30, 2017
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Product revenue	$—	$590,554	$89,283	$—	$679,837
Service revenue	—	25,060	21,103	—	46,163
Lease and other revenue	—	17,501	1,573	—	19,074
Related party revenue	—	19,477	9,702	(29,160)	19

Total revenue	—	652,592	121,661	(29,160)	745,093
Cost of goods and services	—	425,792	103,259	(28,722)	500,329

Gross profit	—	226,800	18,402	(438)	244,764
Selling, general and administrative expense	—	149,145	13,214	—	162,359
Interest expense, net	—	196	3	—	199
Other expense, net	—	7,611	318	—	7,929

Income before income taxes and equity in earnings of affiliates	—	69,848	4,867	(438)	74,277
Provision for income taxes	—	22,726	400	(153)	22,973

Income before equity in earnings of affiliates	—	47,122	4,467	(285)	51,304
Equity in earnings of affiliates	50,444	5,579	5,446	(61,469)	—

Net income	50,444	52,701	9,913	(61,754)	51,304
Net income attributable to noncontrolling interest	—	—	860	—	860

Net income attributable to Apergy	$50,444	$52,701	$9,053	$(61,754)	$50,444

Comprehensive income attributable to Apergy	$57,538	$53,055	$15,793	$(68,848)	$57,538

	September 30, 2018
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Assets
Cash and cash equivalents	$108	$8,308	$9,598	$—	$18,014
Receivables	—	245,950	40,797	(8,821)	277,926
Inventories	—	189,536	31,146	(1,549)	219,133
Prepaid and other current assets	71	18,846	1,907	—	20,824

Total current assets	179	462,640	83,448	(10,370)	535,897
Property, plant and equipment, net	—	222,425	13,642	—	236,067
Goodwill	—	633,771	272,995	—	906,766
Advances due from affiliates	660,836	14,228	81,199	(756,263)	—
Intercompany notes receivable	—	1,394	4	(1,398)	—
Investment in subsidiaries	978,944	688,890	542,462	(2,210,296)	—
Intangible assets, net	—	207,694	89,703	—	297,397
Other assets and deferred charges	4,226	2,292	711	—	7,229

Total assets	1,644,185	2,233,334	1,084,164	(2,978,327)	1,983,356

Liabilities and Equity
Accounts payable	30	113,497	22,397	(8,821)	127,103
Accrued compensation and employee benefits	—	31,619	5,369	—	36,988
Other accrued expenses	(3,811)	784,752	28,703	(756,590)	53,054

Total current liabilities	(3,781)	929,868	56,469	(765,411)	217,145
Intercompany notes payable	—	4	1,394	(1,398)	—
Long-term debt	683,206	4,321	16	—	687,543
Deferred income taxes	—	73,089	20,049	—	93,138
Other long-term liabilities	—	19,459	1,311	—	20,770

Total liabilities	679,425	1,026,741	79,239	(766,809)	1,018,596
Equity:
Stockholders’ capital	964,760	1,213,290	1,034,542	(2,211,518)	1,001,074
Accumulated other comprehensive loss	—	(6,697)	(31,830)	—	(38,527)

Total stockholders’ equity	964,760	1,206,593	1,002,712	(2,211,518)	962,547
Noncontrolling interest	—	—	2,213	—	2,213

Total equity	964,760	1,206,593	1,004,925	(2,211,518)	964,760

Total liabilities and equity	$1,644,185	$2,233,334	$1,084,164	$(2,978,327)	$1,983,356

	December 31, 2017
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Adjustments and eliminations	Total
Assets
Cash and cash equivalents	$—	$5,763	$17,949	$—	$23,712
Receivables	—	171,363	34,335	(3,674)	202,024
Inventories	—	175,031	27,488	(928)	201,591
Prepaid and other current assets	—	11,990	2,048	—	14,038

Total current assets	—	364,147	81,820	(4,602)	441,365
Property, plant and equipment, net	—	195,579	16,253	—	211,832
Goodwill	—	633,734	276,354	—	910,088
Advances due from affiliates	—	10,299	60,109	(70,408)	—
Investment in subsidiaries	1,640,034	801,235	388,315	(2,829,584)	—
Intangible assets, net	—	234,795	103,715	—	338,510
Other assets and deferred charges	—	2,129	851	—	2,980

Total assets	1,640,034	2,241,918	927,417	(2,904,594)	1,904,775

Liabilities and Equity
Accounts payable	—	83,864	18,636	(3,674)	98,826
Accrued compensation and employee benefits	—	24,875	5,414	—	30,289
Other accrued expenses	—	74,393	18,289	(70,732)	21,950

Total current liabilities	—	183,132	42,339	(74,406)	151,065
Deferred income taxes	—	75,075	21,910	—	96,985
Other liabilities	—	16,657	34	—	16,691
Equity:
Parent Company investment in Apergy	1,640,034	1,971,790	880,064	(2,830,188)	1,661,700
Accumulated other comprehensive loss	—	(4,736)	(21,679)	—	(26,415)

Total Parent Company equity	1,640,034	1,967,054	858,385	(2,830,188)	1,635,285

Noncontrolling interest	—	—	4,749	—	4,749
Total equity	1,640,034	1,967,054	863,134	(2,830,188)	1,640,034

Total liabilities and equity	$1,640,034	$2,241,918	$927,417	$(2,904,594)	$1,904,775

	Nine Months Ended September 30, 2018
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Cash provided (required) by operating activities	$(16,694)	$103,911	$6,588	$(999)	$92,806

Cash provided (required) by investing activities:
Capital expenditures	—	(43,746)	(2,086)	—	(45,832)
Proceeds from sale of property, plant, and equipment	—	938	32	—	970
Purchase price adjustments on acquisition	—	—	53	—	53

Net cash required by investing activities	—	(42,808)	(2,001)	—	(44,809)

Cash provided (required) by financing activities:
Proceeds from long-term debt, net of discounts	713,963	—	—	—	713,963
Payment of debt issue costs	(16,006)	—	—	—	(16,006)
Repayment of long-term debt	(20,000)	—	—	—	(20,000)
Advances due to/(from) affiliates	(660,836)	677,999	(17,163)	—	—
Net transfers to Parent Company and intercompany distributions	(319)	(736,557)	7,020	999	(728,857)

Distributions to noncontrolling interest	—	—	(2,720)	—	(2,720)

Net cash provided (required) by financing activities	16,802	(58,558)	(12,863)	999	(53,620)

Effect of exchange rate changes on cash and cash equivalents	—	—	(75)	—	(75)

Net increase (decrease) in cash and cash equivalents	108	2,545	(8,351)	—	(5,698)
Cash and cash equivalents at beginning of period	—	5,763	17,949	—	23,712

Cash and cash equivalents at end of period	$108	$8,308	$9,598	$—	$18,014

	Nine Months Ended September 30, 2017
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Cash provided by operating activities	$—	$38,153	$2,899	$153	$41,205

Cash provided (required) by investing activities:
Capital expenditures	—	(28,221)	(1,224)	—	(29,445)
Proceeds from sale of property, plant, and equipment	—	2,596	20	—	2,616

Net cash required by investing activities	—	(25,625)	(1,204)	—	(26,829)

Cash provided (required) by financing activities:
Net transfers to Parent Company and intercompany distributions	—	(13,132)	(5,935)	(153)	(19,220)

Distributions to noncontrolling interest	—	—	(1,212)	—	(1,212)

Net cash required by financing activities	—	(13,132)	(7,147)	(153)	(20,432)

Effect of exchange rate changes on cash and cash equivalents	—	—	3,476	—	3,476

Net decrease in cash and cash equivalents	—	(604)	(1,976)	—	(2,580)
Cash and cash equivalents at beginning of period	—	3,730	22,297	—	26,027

Cash and cash equivalents at end of period	$—	$3,126	$20,321	$—	$23,447

20. Condensed Combining Financial Information

On May 3, 2018, and in connection with the Separation, Apergy completed the issuance of $300 million of senior notes, the payment obligations of which are fully and unconditionally guaranteed by certain 100-percent-owned subsidiaries of Apergy on a joint and several basis. The following financial information presents the results of operations, financial position and cash flows for:

•	Apergy Corporation (issuer)

•	100-percent-owned guarantor subsidiaries

•	All other non-guarantor subsidiaries

•	Adjustments necessary to present Apergy results on a combined basis.

This condensed combining financial information should be read in conjunction with the accompanying combined financial statements and notes.

	Year Ended December 31, 2017
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Revenue	$—	$881,187	$164,507	$(36,103)	$1,009,591
Cost of goods and services	—	586,519	140,516	(35,911)	691,124

Gross profit	—	294,668	23,991	(192)	318,467
Selling, general and administrative expense	—	200,839	18,678	—	219,517

Operating income (loss)	—	93,829	5,313	(192)	98,950
Other expense, net	—	9,429	237	—	9,666

Income before income taxes and equity in earnings of affiliates	—	84,400	5,076	(192)	89,284
Benefit from income taxes	—	(10,680)	(11,537)	(67)	(22,284)

Income before equity in earnings of affiliates	—	95,080	16,613	(125)	111,568
Equity in earnings of affiliates	110,638	22,110	11,020	(143,768)	—

Net income	110,638	117,190	27,633	(143,893)	111,568
Net income attributable to noncontrolling interest	—	—	930	—	930

Net income attributable to Apergy	$110,638	$117,190	$26,703	$(143,893)	$110,638

Comprehensive income attributable to Apergy	$117,852	$120,042	$31,065	$(151,102)	$117,852

	Year Ended December 31, 2016
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Revenue	$—	$644,392	$142,614	$(35,669)	$751,337
Cost of goods and services	—	459,465	132,350	(35,806)	556,009

Gross profit	—	184,927	10,264	137	195,328
Selling, general and administrative expense	—	183,892	21,517	—	205,409

Operating income (loss)	—	1,035	(11,253)	137	(10,081)
Other expense, net	—	8,550	203	0	8,753

Loss before income taxes and equity in earnings of affiliates	—	(7,515)	(11,456)	137	(18,834)
Benefit from income taxes	—	(2,750)	(5,341)	48	(8,043)

Loss before equity in losses of affiliates	—	(4,765)	(6,115)	89	(10,791)
Equity in losses of affiliates	(12,642)	(23,668)	(8,273)	44,583	—

Net loss	(12,642)	(28,433)	(14,388)	44,672	(10,791)
Net income attributable to noncontrolling interest	—	—	1,851	—	1,851

Net loss attributable to Apergy	$(12,642)	$(28,433)	$(16,239)	$44,672	$(12,642)

Comprehensive loss attributable to Apergy	$(11,577)	$(28,402)	$(15,205)	$43,607	$(11,577)

	Year Ended December 31, 2015
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Adjustments and eliminations	Total
Revenue	$—	$923,957	$192,682	$(39,959)	$1,076,680
Cost of goods and services	—	604,715	177,504	(40,178)	742,041

Gross profit	—	319,242	15,178	219	334,639
Selling, general and administrative expense	—	220,897	24,826	—	245,723

Operating income (loss)	—	98,345	(9,648)	219	88,916
Other expense (income), net	—	10,606	(376)	1421	11,651

Income (loss) before income taxes and equity in earnings (losses) of affiliates	—	87,739	(9,272)	(1,202)	77,265
Provision for (benefit from) income taxes	—	29,485	(5,431)	77	24,131

Income (loss) before equity in earnings of affiliates	—	58,254	(3,841)	(1,279)	53,134
Equity in earnings (losses) of affiliates	51,698	(17,980)	2,762	(36,480)	—

Net income (loss)	51,698	40,274	(1,079)	(37,759)	53,134
Net income attributable to noncontrolling interest	—	—	1,436	—	1,436

Net income (loss) attributable to Apergy	$51,698	$40,274	$(2,515)	$(37,759)	$51,698

Comprehensive income (loss) attributable to Apergy	$39,738	$39,594	$(13,795)	$(25,799)	$39,738

	December 31, 2017
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Adjustments and eliminations	Total
Assets
Cash and cash equivalents	$—	$5,763	$17,949	$—	$23,712
Receivables	—	171,363	34,335	(3,674)	202,024
Inventories	—	175,031	27,488	(928)	201,591
Prepaid and other current assets	—	11,990	2,048	—	14,038

Total current assets	—	364,147	81,820	(4,602)	441,365
Property, plant and equipment, net	—	195,579	16,253	—	211,832
Goodwill	—	633,734	276,354	—	910,088
Advances due from affiliates	—	10,299	60,109	(70,408)	—
Investment in subsidiaries	1,640,034	801,235	388,315	(2,829,584)	—
Intangible assets, net	—	234,795	103,715	—	338,510
Other assets and deferred charges	—	2,129	851	—	2,980

Total assets	1,640,034	2,241,918	927,417	(2,904,594)	1,904,775

Liabilities and Equity
Accounts payable	—	83,864	18,636	(3,674)	98,826
Accrued compensation and employee benefits	—	24,875	5,414	—	30,289
Other accrued expenses	—	74,393	18,289	(70,732)	21,950

Total current liabilities	—	183,132	42,339	(74,406)	151,065
Deferred income taxes	—	75,075	21,910	—	96,985
Other liabilities	—	16,657	34	—	16,691
Equity:
Parent Company investment in Apergy	1,640,034	1,971,790	880,064	(2,830,188)	1,661,700
Accumulated other comprehensive loss	—	(4,736)	(21,679)	—	(26,415)

Total Parent Company equity	1,640,034	1,967,054	858,385	(2,830,188)	1,635,285

Noncontrolling interest	—	—	4,749	—	4,749
Total equity	1,640,034	1,967,054	863,134	(2,830,188)	1,640,034

Total liabilities and equity	$1,640,034	$2,241,918	$927,417	$(2,904,594)	$1,904,775

	December 31, 2016
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Adjustments and eliminations	Total
Assets
Cash and cash equivalents	$—	$3,730	$22,297	$—	$26,027
Receivables	—	116,340	29,511	(6,366)	139,485
Inventories	—	161,314	23,979	(735)	184,558
Prepaid and other current assets	—	4,090	2,161	—	6,251

Total current assets	—	285,474	77,948	(7,101)	356,321
Property, plant and equipment, net	—	180,292	21,455	—	201,747
Goodwill	—	633,734	268,845	—	902,579
Advances due from affiliates	—	10,464	64,521	(74,985)	—
Investment in subsidiaries	1,551,353	753,916	348,046	(2,653,315)	—
Intangible assets, net	—	273,127	113,690	—	386,817
Other assets and deferred charges	—	2,499	932	—	3,431

Total assets	1,551,353	2,139,506	895,437	(2,735,401)	1,850,895

Liabilities and Equity
Accounts payable	—	53,195	19,451	(6,366)	66,280
Accrued compensation and employee benefits	—	20,450	4,338	—	24,788
Other accrued expenses	—	81,402	15,466	(75,242)	21,626

Total current liabilities	—	155,047	39,255	(81,608)	112,694
Deferred income taxes	—	125,490	42,075	—	167,565
Other liabilities	—	19,009	274	—	19,283
Equity:
Parent Company investment in Apergy	1,551,353	1,847,548	834,843	(2,653,793)	1,579,951
Accumulated other comprehensive loss	—	(7,588)	(26,041)	—	(33,629)

Total Parent Company equity	1,551,353	1,839,960	808,802	(2,653,793)	1,546,322
Noncontrolling interest	—	—	5,031	—	5,031

Total equity	1,551,353	1,839,960	813,833	(2,653,793)	1,551,353

Total liabilities and equity	$1,551,353	$2,139,506	$895,437	$(2,735,401)	$1,850,895

	Year Ended December 31, 2017
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Adjustments and eliminations	Total
Cash provided (required) by operating activities	$—	$65,289	$11,561	$67	$76,917

Cash provided (required) by investing activities:
Additions to property, plant and equipment	—	(39,565)	(1,646)	—	(41,211)
Proceeds from sale of property, plant, and equipment	—	3,433	114	—	3,547
Acquisition (net of cash and cash equivalents acquired)	—	—	(8,842)	—	(8,842)

Net cash required by investing activities	—	(36,132)	(10,374)	—	(46,506)

Cash provided (required) by financing activities:
Change in borrowings, net	—	—	(599)	—	(599)
Distributions to noncontrolling interest	—	—	(1,212)	—	(1,212)
Net transfers to Parent Company and intercompany distributions	—	(27,124)	(4,001)	(67)	(31,192)

Net cash required by financing activities	—	(27,124)	(5,812)	(67)	(33,003)

Effect of exchange rate changes on cash and cash equivalents	—	—	277	—	277

Net increase (decrease) in cash and cash equivalents	—	2,033	(4,348)	—	(2,315)
Cash and cash equivalents at beginning of period	—	3,730	22,297	—	26,027

Cash and cash equivalents at end of period	$—	$5,763	$17,949	$—	$23,712

	Year Ended December 31, 2016
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Adjustments and eliminations	Total
Cash provided by operating activities	$—	$103,788	$25,979	$(48)	$129,709

Cash provided (required) by investing activities:
Additions to property, plant and equipment	—	(23,080)	(3,774)	—	(26,854)
Proceeds from sale of property, plant, and equipment	—	2,245	281	—	2,526
Additions to intangible assets	—	(3,700)	—	—	(3,700)

Net cash required by investing activities	—	(24,535)	(3,493)	—	(28,028)

Cash provided (required) by financing activities:
Distributions to noncontrolling interest	—	—	(1,727)	—	(1,727)
Net transfers to Parent Company and intercompany distributions	—	(78,232)	(6,070)	48	(84,254)

Net cash required by financing activities	—	(78,232)	(7,797)	48	(85,981)

Effect of exchange rate changes on cash and cash equivalents	—	—	(90)	—	(90)

Net increase in cash and cash equivalents	—	1,011	14,599	—	15,610
Cash and cash equivalents at beginning of period	—	2,719	7,698	—	10,417

Cash and cash equivalents at end of period	$—	$3,730	$22,297	$—	$26,027

	Year Ended December 31, 2015
(in thousands)	Apergy Corporation	Subsidiary guarantors	Subsidiary non- guarantors	Adjustments and eliminations	Total
Cash provided (required) by operating activities	$—	$137,352	$79,817	$(1,498)	$215,671

Cash provided (required) by investing activities:
Additions to property, plant and equipment	—	(30,750)	(1,235)	—	(31,985)
Proceeds from sale of property, plant, and equipment	—	3,814	4,070	—	7,884
Additions to intangible assets	—	(10,000)	—	—	(10,000)

Net cash provided (required) by investing activities	—	(36,936)	2,835	—	(34,101)

Cash provided (required) by financing activities:
Net transfers to Parent Company and intercompany distributions	—	(108,909)	(87,566)	1,498	(194,977)

Net cash provided by (required by) financing activities	—	(108,909)	(87,566)	1,498	(194,977)

Effect of exchange rate changes on cash and cash equivalents	—	—	(531)	—	(531)

Net decrease in cash and cash equivalents	—	(8,493)	(5,445)	—	(13,938)
Cash and cash equivalents at beginning of period	—	11,212	13,143	—	24,355

Cash and cash equivalents at end of period	$—	$2,719	$7,698	$—	$10,417